Trade and other receivables	12 Months Ended
Dec. 31, 2018
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Trade and other receivables
20.	Trade and other receivables

NON-CURRENT TRADE AND OTHER RECEIVABLES

Million US dollar	2018	2017
Cash deposits for guarantees	197	209
Loans to customers	45	13
Deferred collection on disposals	53	11
Tax receivable, other than income tax	139	68
Trade and other receivables	335	533

	769	834

For the nature of cash deposits for guarantees see Note 31 Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other.

CURRENT TRADE AND OTHER RECEIVABLES

Million US dollar	2018	2017
Trade receivables and accrued income	4 412	4 752
Interest receivable	19	6
Tax receivable, other than income tax	378	368
Loans to customers	143	166
Prepaid expenses	329	428
Other receivables	1 094	846

	6 375	6 566

The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant.

The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current loans to customers can be detailed as follows for 2018 and 2017 respectively:

	Net carrying amount as of 31 December 2018	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 412	4 092	239	52	20	9
Loans to customers	188	176	4	5	3	—
Interest receivable	19	19	—	—	—	—
Other receivables	1 094	1 051	13	26	4	—

	5 713	5 338	256	83	27	9

	Net carrying amount as of 31 December 2017	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 752	4 369	265	47	40	31
Loans to customers	179	179	—	—	—	—
Interest receivable	6	6	—	—	—	—
Other receivables	846	803	19	6	14	4

	5 783	5 357	284	53	54	35

The above analysis of the age of financial assets that are past due as at the reporting date but not impaired also includes non-current loans to customers. Past due amounts were not impaired when collection is still considered likely, for instance because the amounts can be recovered from the tax authorities or AB InBev has sufficient collateral. Impairment losses on trade and other receivables recognized in 2018 amount to 43m US dollar (2017: 59m US dollar; 2016: 40m US dollar).

AB InBev’s exposure to credit, currency and interest rate risks is disclosed in Note 29 Risks arising from financial instruments.